Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance for the fiscal years listed below. You should refer to our Compensation Discussion & Analysis for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.
Year	Summary Compensation Table Total for Masterman(1)	Compensation Actually Paid to Masterman(1)(2)(3)	Summary Compensation Table Total for Abrahamson(1)	Compensation Actually Paid to Abrahamson(1)(2)(3)	Summary Compensation Table Total for Asplund(1)	Compensation Actually Paid to Asplund(1)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(4)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Adjusted EBITDA(5)
									Brightview Holdings	Russell 2500 Waste & Disposal Services Index
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)
2024	N/A	N/A	N/A	N/A	$15,775,332	$29,850,645	$1,677,414	$4,235,013	$138	$186	$66.4	$324.7
2023	$8,277,298	$1,651,199	$2,285,626	$2,571,770	N/A	N/A	$2,123,312	$2,147,239	$68	$138	$(7.7)	$298.7
2022	$10,448,714	$911,290	N/A	N/A	N/A	N/A	$1,660,106	$822,720	$70	$114	$14	$287.9
2021	$5,713,386	$7,983,131	N/A	N/A	N/A	N/A	$1,837,526	$2,317,050	$129	$141	$46.3	$302.3

(1)
Mr. Masterman served as President and CEO through May 31, 2023, at which time his employment with the Company ended. The Board appointed Mr. Abrahamson to serve as interim President and CEO, effective as of June 1, 2023 through September 30, 2023. Mr. Asplund was appointed as President and CEO effective October 1, 2023.

(2)
Deductions from, and additions to, total compensation in the Summary Compensation Table in Fiscal 2024 to calculate Compensation Actually Paid consist of:

	2024
	Dale Asplund	Average Non-CEO NEOs
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(13,050,594)	$(713,992)
Year-end fair value of unvested awards granted in the current year	$27,125,907	$1,560,865
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$0	$1,668,126
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$0	$42,599
	2024
	Dale Asplund	Average Non-CEO NEOs
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$14,075,313	$2,557,599
Compensation Actually Paid (as calculated)	$29,850,645	$4,235,013

(3)
Equity valuation assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.

(4)
Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by fiscal year:

2024:   Brett Urban, Jonathan Gottsegen, Amanda Orders, Michael Dozier
2023:   Brett Urban, Jonathan Gottsegen, Amanda Orders, Jamie Gollotto
2022:   John Feenan, Jonathan Gottsegen, Amanda Orders, Tom Donnelly
2021:   John Feenan, Jonathan Gottsegen, Tom Donnelly, Jeff Herold
(5)
See “Non-GAAP Financial Measures” at page 42 of the 2024 Annual Report for the reconciliation of net income to Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Masterman served as President and CEO through May 31, 2023, at which time his employment with the Company ended. The Board appointed Mr. Abrahamson to serve as interim President and CEO, effective as of June 1, 2023 through September 30, 2023. Mr. Asplund was appointed as President and CEO effective October 1, 2023.
(4)
Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by fiscal year:

2024:   Brett Urban, Jonathan Gottsegen, Amanda Orders, Michael Dozier
2023:   Brett Urban, Jonathan Gottsegen, Amanda Orders, Jamie Gollotto
2022:   John Feenan, Jonathan Gottsegen, Amanda Orders, Tom Donnelly
2021:   John Feenan, Jonathan Gottsegen, Tom Donnelly, Jeff Herold

Adjustment To PEO Compensation, Footnote
(2)
Deductions from, and additions to, total compensation in the Summary Compensation Table in Fiscal 2024 to calculate Compensation Actually Paid consist of:

	2024
	Dale Asplund	Average Non-CEO NEOs
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(13,050,594)	$(713,992)
Year-end fair value of unvested awards granted in the current year	$27,125,907	$1,560,865
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$0	$1,668,126
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$0	$42,599
	2024
	Dale Asplund	Average Non-CEO NEOs
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$14,075,313	$2,557,599
Compensation Actually Paid (as calculated)	$29,850,645	$4,235,013

Non-PEO NEO Average Total Compensation Amount	$ 1,677,414	$ 2,123,312	$ 1,660,106	$ 1,837,526
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,235,013	2,147,239	822,720	2,317,050
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Deductions from, and additions to, total compensation in the Summary Compensation Table in Fiscal 2024 to calculate Compensation Actually Paid consist of:

	2024
	Dale Asplund	Average Non-CEO NEOs
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(13,050,594)	$(713,992)
Year-end fair value of unvested awards granted in the current year	$27,125,907	$1,560,865
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$0	$1,668,126
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$0	$42,599
	2024
	Dale Asplund	Average Non-CEO NEOs
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$14,075,313	$2,557,599
Compensation Actually Paid (as calculated)	$29,850,645	$4,235,013

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. BV TSR / BV TSR vs. Peer Group TSR CAP vs. BV TSR / BV TSR vs. Peer Group TSR
Compensation Actually Paid vs. Net Income	CAP and Company Net Income CEO and Average Non-CEO NEO CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and Adjusted EBITDA CEO and Average Non-CEO NEO CAP vs. Adjusted EBITDA
Total Shareholder Return Vs Peer Group	CAP vs. BV TSR / BV TSR vs. Peer Group TSR CAP vs. BV TSR / BV TSR vs. Peer Group TSR
Tabular List, Table
Tabular List of Financial Performance Measures
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in Fiscal 2024 to our performance were:
•
Adjusted EBITDA

•
EBITDA Margin

•
Organic Revenue Growth

Total Shareholder Return Amount	$ 138	68	70	129
Peer Group Total Shareholder Return Amount	186	138	114	141
Net Income (Loss)	$ 66,400,000	$ (7,700,000)	$ 14,000,000	$ 46,300,000
Company Selected Measure Amount	324.7	298.7	287.9	302.3
PEO Name	Mr. Asplund
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(5) See “Non-GAAP Financial Measures” at page 42 of the 2024 Annual Report for the reconciliation of net income to Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Organic Revenue Growth
Dale Asplund Member
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,775,332
PEO Actually Paid Compensation Amount	29,850,645
Dale Asplund Member | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,075,313
Dale Asplund Member | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,050,594)
Dale Asplund Member | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,125,907
Dale Asplund Member | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Dale Asplund Member | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Dale Asplund Member | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Dale Asplund Member | Equity Awards Adjustments Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Dale Asplund Member | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Andrew Masterman Member
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 8,277,298	$ 10,448,714	$ 5,713,386
PEO Actually Paid Compensation Amount		1,651,199	$ 911,290	$ 7,983,131
Jim Abrahamson Member
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,285,626
PEO Actually Paid Compensation Amount		$ 2,571,770
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,557,599
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(713,992)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,560,865
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,668,126
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,599
Non-PEO NEO | Equity Awards Adjustments Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0